Equity - Summary of Foreign Currency Translation Adjustments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 4,388,939,303	$ 3,346,492,898	$ 3,594,274,499	$ 3,747,283,652
Translation Reserve [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	296,704,509	279,801,463	103,650,093	$ 166,116,569
Translation Reserve [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(4,083,680)	(7,729,810)	(7,746,933)
Translation Reserve [Member] | GNL Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	1,459,238	1,598,641	907,869
Translation Reserve [Member] | Enel Green Power Chile Group
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 299,328,951	285,686,490	110,921,404
Translation Reserve [Member] | Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL		$ 246,142	$ (432,247)